Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 19, 2023
Intangible Assets
Beginning of period	€ 16,947	€ 419
Ending of period	18,190	16,947	€ 419
Eneti Inc
Intangible Assets
Goodwill recognised as of acquisition date	17,800			€ 16,919
Cost
Intangible Assets
Beginning of period	17,400	662
Acquisition of businesses		16,919
Additions	410	31
Disposals	(38)
Exchange differences	1,060	(212)
Ending of period	18,832	17,400	662
Accumulated depreciation
Intangible Assets
Beginning of period	(453)	(243)
Depreciation charge	(189)	(210)
Ending of period	(642)	(453)	(243)
Software
Intangible Assets
Beginning of period	240	419
Ending of period	€ 427	240	419
Estimated useful life (in years)	3 years
Software | Cost
Intangible Assets
Beginning of period	€ 693	662	434
Additions	410	31	228
Disposals	(38)
Exchange differences	4
Ending of period	1,069	693	662
Software | Accumulated depreciation
Intangible Assets
Beginning of period	(453)	(243)	(32)
Depreciation charge	(189)	(210)	(211)
Ending of period	(642)	(453)	€ (243)
Goodwill
Intangible Assets
Beginning of period	16,707
Ending of period	17,763	16,707
Goodwill | Cost
Intangible Assets
Beginning of period	16,707
Acquisition of businesses		16,919
Exchange differences	1,056	(212)
Ending of period	€ 17,763	€ 16,707